Loans and allowance for credit losses - Allowance for Credit Losses by Class of Financing Receivable Disaggregated by Measurement Methodology (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	$ 2,039		$ 895	$ 268
Collectively evaluated for credit loss/impairment	149,405		28,571	27,783
Ending balance	170,389	$ 31,139	31,139	28,932	$ 24,041
Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	18,945		1,673	881
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	373		241	3
Collectively evaluated for credit loss/impairment	13,493		4,457	5,247
Ending balance	14,748		4,805	5,348	4,461
Commercial and industrial | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	882		107	98
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	95		0	0
Collectively evaluated for credit loss/impairment	54,065		10,192	9,677
Ending balance	58,477		10,194	9,729	7,135
Construction | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	4,317		2	52
Residential real estate | 1-to-4 family mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	0		8	7
Collectively evaluated for credit loss/impairment	17,206		2,940	3,205
Ending balance	19,220		3,112	3,428	3,197
Residential real estate | 1-to-4 family mortgage | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	2,014		164	216
Residential real estate | Residential line of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	9		9	0
Collectively evaluated for credit loss/impairment	10,031		743	811
Ending balance	10,534		752	811	944
Residential real estate | Residential line of credit | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	494		0	0
Residential real estate | Multi-family mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	0		0	0
Collectively evaluated for credit loss/impairment	6,326		544	566
Ending balance	7,174		544	566	434
Residential real estate | Multi-family mortgage | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	848		0	0
Commercial real estate | Owner occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	30		238	53
Collectively evaluated for credit loss/impairment	4,062		3,853	3,066
Ending balance	4,849		4,109	3,132	3,558
Commercial real estate | Owner occupied | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	757		18	13
Commercial real estate | Non-owner occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	1,531		399	205
Collectively evaluated for credit loss/impairment	33,706		3,909	3,628
Ending balance	44,147		4,621	4,149	2,817
Commercial real estate | Non-owner occupied | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	8,910		313	316
Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	1		0	0
Collectively evaluated for credit loss/impairment	10,516		1,933	1,583
Ending balance	11,240		3,002	1,769	$ 1,495
Consumer and other | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	$ 723		$ 1,069	$ 186